The Prudential Insurance Company of America


                                               June 29, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Prudential Insurance Company of America (Prudential Discovery Select Group Variable Contract Account) - CIK No. 0001034925
      Request for withdrawal of Prospectus Supplement - File no. 333-23271

Ladies and Gentlemen:

The Prospectus Supplement filed and accepted June 22, 2001 (Accession No. 0000950010-01-500265) was filed in error and therefore should be disregarded.


                                               Respectfully,



                                               Adam Scaramella
                                               Vice President, Corporate Counsel


Via EDGAR